CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($) $ in Thousands	Share capital [Member]		Share premium [Member]		Foreign currency translation Adjustments [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2016	$ 60		$ 114,979		$ (9)	$ (107,260)	$ 7,770
Loss for the period						(8,776)	(8,776)
Other comprehensive income					(17)		(17)
Total comprehensive loss					(17)	(8,776)	(8,793)
Exercise of options			2				2
Share-based compensation			665				665
Balance at Jun. 30, 2017	60		115,646		(26)	(116,036)	(356)
Balance at Dec. 31, 2016	60		114,979		(9)	(107,260)	7,770
Loss for the period						(22,149)	(22,149)
Other comprehensive income					(29)		(29)
Total comprehensive loss					(29)	(22,149)	(22,178)
Exercise of options		[1]	7				7
Issuance of ordinary shares of NIS 0.01 par value net of issuance expenses	15		22,643				22,658
Share-based compensation			1,363				1,363
Balance at Dec. 31, 2017	75		138,992		(38)	(129,658)	9,620
Balance at Mar. 31, 2017	60		115,307		(12)	(111,574)	3,781
Loss for the period						(4,462)	(4,462)
Other comprehensive income					(14)		(14)
Total comprehensive loss					(14)	(4,462)	(4,476)
Exercise of options			2				2
Share-based compensation			337				337
Balance at Jun. 30, 2017	60		115,646		(26)	(116,036)	(356)
Balance at Dec. 31, 2017	75		138,992		(38)	(129,409)	9,620
Cumulative effect adjustment on accumulated deficit as a result of adopting IFRS 15						(249)	(249)
Balance at Dec. 31, 2017	75		138,992		(38)	(129,658)	9,620
Loss for the period						(8,716)	(8,716)
Other comprehensive income					8		8
Total comprehensive loss					8	(8,716)	(8,708)
Exercise of options		[1]		[1]
Share-based compensation			367				367
Balance at Jun. 30, 2018	75		139,359		(30)	(138,374)	1,030
Balance at Mar. 31, 2018	75		139,210		(48)	(134,209)	5,028
Loss for the period						(4,165)	(4,165)
Other comprehensive income					18		18
Total comprehensive loss					18	(4,165)	(4,147)
Exercise of options		[1]		[1]
Share-based compensation			149				149
Balance at Jun. 30, 2018	$ 75		$ 139,359		$ (30)	$ (138,374)	$ 1,030

[1]	Represents less than $ 1